OPERATING SEGMENTS - Disclosure of operating segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Segment loss	$ (18,658)	$ (10,717)	$ (30,207)	$ (12,422)
Total revenues	$ 23,821	$ 11,112	47,390	19,879
Depreciation, amortization and impairment			4,060	1,643
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			47,390	19,879
Inter-segment revenues			0
Segment loss			(27,875)	19,879
Total revenues			47,390
Depreciation, amortization and impairment			4,060	1,643
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss			(2,332)	(4,524)
Israel [Member]
Disclosure of geographical areas [line items]
Segment loss			(9,986)	(776)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			24,206	9,807
Inter-segment revenues			0
Segment loss			(9,986)	9,807
Total revenues			24,206
Depreciation, amortization and impairment			1,316	1,038
Israel [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss			0	0
Canada [Member]
Disclosure of geographical areas [line items]
Segment loss			(15,880)	(5,996)
Canada [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			21,686	3,778
Inter-segment revenues			2,481
Segment loss			(15,880)	3,778
Total revenues			24,167
Depreciation, amortization and impairment			2,744	565
Canada [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss			0	0
Germany [Member]
Disclosure of geographical areas [line items]
Segment loss			(2,009)	(1,126)
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			1,498	6,294
Inter-segment revenues			0
Segment loss			(2,009)	6,294
Total revenues			1,498
Depreciation, amortization and impairment			0	40
Germany [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss			0	0
Other [Member]
Disclosure of geographical areas [line items]
Segment loss			(2,332)	(4,524)
Other [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue			0	0
Inter-segment revenues			(2,481)
Segment loss			0	0
Total revenues			(2,481)
Depreciation, amortization and impairment			0	0
Other [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss			$ (2,332)	$ (4,524)